SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Liquidity and Going Concern (Details) - USD ($)	12 Months Ended		35 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
Cash from operations	$ (9,733,500)	$ (24,201,500)	$ 37,732,000
Proceeds from issuance of convertible promissory notes	3,500,000	$ 15,360,000	40,460,000
Net cash proceeds from business combination	273,017,500		273,017,500
Cash [Member]
Liquidity and Going Concern [Abstract]
Net cash proceeds from business combination	233,017,500		233,017,500
Restricted Cash [Member]
Liquidity and Going Concern [Abstract]
Net cash proceeds from business combination	$ 40,000,000		$ 40,000,000